Operating Segment And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2016
Selected Financial Information by Operating Segment

Selected financial information by operating segment is as follows:

	2014	2015	2016
Revenues
- Mobile phone business	$96,668	$60,194	$57,631
- Real estate	1,632	3,474	3,327

Total net revenues	98,300	63,668	60,958

Cost of sales
- Mobile phone business	(88,453)	(56,802)	(47,418)
- Real estate	(849)	(1,022)	(1,088)

Total cost of revenues	(89,302)	(57,824)	(48,506)

Gross profit	$8,998	$5,844	$12,452

Revenue and cost of sales from discontinued operations is as follows:

	2014	2015	2016
Revenues from discontinued operations	$956	$941	$891

Cost of revenues from discontinued operations	(113)	(74)	(70)

Gross profit	$843	$867	$821

The Group’s chief operating decision maker only reviews revenues and cost of revenues for each operating segment. Operating and other income and expenses are not allocated to each segment.

	December 31,
	2015	2016
Assets
- Mobile phone business assets:	$73,268	$90,672
- Cash and cash equivalents	514	6,363
- Restricted cash	—	2,881
- Accounts receivable, net	21,146	23,480
- Accounts receivable due from a relate party	821	2,247
- Notes receivable, net	—	—
- Amount due from a relate party	66	950
- Inventories, net	3,108	4,646
- Prepaid expenses and other current assets	31,275	40,914
- Property, plant and equipment, net	8,181	5,406
- Acquired intangible assets, net	8,157	3,785
- Real estate assets:	$144,283	$136,602
- Cash and cash equivalents	—	—
- Accounts receivable, net	718	1,979
- Property, plant and equipment, net	47,667	43,739
- Construction in progress	36,389	69,792
- Land use rights, net	2,129	1,966
- Other non-current assets	57,380	19,126
- Discontinued operations assets:	$172,295	$156,256
- Assets held for sale	11,445	3,352
- Other assets held for sale	160,850	152,904

Total assets	$389,846	$383,530

	2014	2015	2016
Total expenditures for purchase of long-lived assets:
- Mobile phone business	15,988	5,865	1,739
- Real estate	19,162	57,177	2,099
- Discontinued operations	39,946	90,636	3,979

Total capital expenditure	$75,096	$153,678	$7,817

Revenues by Major Geographic Areas

Revenues, classified by the major geographic areas in which the Group’s customers are located (for design contract and game related revenue, based on the address of the customer who contracted with the Group; for product sales, based on the address to which the Group ships products), are as follows:

	2014	2015	2016
Revenues from the PRC	$80,349	$51,536	$47,308
Revenues from countries other than the PRC	17,951	12,132	13,650

Total revenues	$98,300	$63,668	$60,958